Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets	$ 784,348	$ 994,881
Goodwill and trademarks	53,318	45,968
Total	$ 837,666	$ 1,040,849